Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
Authorized Shares
As of December 31, 2017, we had authorized 186,894,620 shares of stock, of which 110,000,000 shares were designated as common stock and 76,894,620 shares were designated as Series A, B, C, D, E, and F preferred stock. All stock had a par value of $0.001 per share.
As of September 30, 2018, we had authorized 210,000,000 shares of stock, of which 200,000,000 shares are designated as common stock and 10,000,000 shares are designated as preferred stock. All stock has a par value of $0.001 per share.
Preferred Stock
A summary of preferred stock and its terms as of December 31, 2017, is as follows:

Series	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference per Share	8% Dividend per Share	Conversion Price per Share
A	5,375,507	5,375,507	$5,037	$1.00	$0.08	$6.65
B	8,706,909	8,706,909	15,913	1.84	0.15	9.91
C	14,091,589	13,829,906	14,949	1.07	0.09	7.12
D	5,683,292	5,683,292	6,043	1.07	0.09	7.12
E	15,373,091	15,267,175	39,848	2.62	0.21	15.16
F	27,664,232	27,372,261	37,316	1.37	0.11	9.11
Total	76,894,620	76,235,050	$119,106

In connection with the IPO in May 2018, the 76,235,050 shares of convertible preferred stock were converted into 12,111,706 shares of common stock, resulting in the reclassification of the related convertible preferred stock of $119.1 million to common stock and APIC. As of September 30, 2018, no preferred stock had been issued.
The dividend per share on the convertible preferred stock was only payable when and if declared by the Board of Directors.
Preferred Stock Warrants and Common Stock Warrants
As of December 31, 2017, we had warrants outstanding to purchase 396,795 shares of various series of our preferred stock. The warrants had been issued in connection with our various credit facilities and issuances of promissory notes. The original fair value of the warrants was determined using the Black-Scholes option pricing model.
In connection with the borrowing completed in February 2018 (see Note 5), we issued 233,577 ten-year warrants to purchase Series F preferred shares of stock at an exercise price of $1.37 per share. Based on the Black-Scholes option pricing model, the value of each warrant was determined to be $0.44, for a total value of $0.1 million at the date of issuance and was fully expensed during the three months ended March 31, 2018.
The preferred stock warrants issued in connection with the execution of the original credit facility and its subsequent amendments required re-measurement of the value of the preferred stock warrants each period, with changes in fair value recognized within other expenses on the statements of operations and comprehensive loss. The fair value of the preferred stock warrants was determined using the Black-Scholes option pricing model.
As of May 7, 2018, the date of the closing of our IPO, the following preferred stock warrants issued under the original credit facility and subsequent amendments were outstanding and exercisable:

Issuance	Expiration	Series	Exercise Price	Warrants Outstanding at May 7, 2018	Initial Value	Fair Value at May 7, 2018
February 8, 2018	February 8, 2028	F	$1.37	233,577	$103	$320
February 24, 2017	February 24, 2027	F	1.37	29,197	4	40
August 7, 2015	August 7, 2025	E	2.62	29,580	33	41
June 27, 2014	June 27, 2024	E	2.62	76,334	85	174
August 5, 2013	August 5, 2023	C	1.07	74,768	39	80
November 16, 2012	November 16, 2022	C	1.07	186,916	96	200
Total				630,372		$855

In connection with the closing of the IPO in May 2018, the warrants to purchase shares of preferred stock automatically converted into warrants to purchase shares of common stock, resulting in the reclassification of the related convertible preferred stock warrant liability of $0.9 million to APIC during the three months ended June 30, 2018. Upon the closing of the IPO, the warrants to purchase 630,372 shares of preferred stock at a weighted average exercise price of $1.46 per share became exercisable to purchase 100,558 shares of common stock at weighted average exercise price of $9.38 per share. Warrants for 19,674 shares were exercised through a cashless exercise on September 10, 2018, resulting in the issuance of a net 17,050 shares of our common stock.
As of December 31, 2017, the following preferred stock warrants issued under the original credit facility and subsequent amendments were outstanding and exercisable:

Issuance	Expiration	Series	Exercise Price	Warrants Outstanding at December 31, 2017	Initial Value	Fair Value at December 31, 2017
February 24, 2017	February 24, 2027	F	$1.37	29,197	$4	$13
August 7, 2015	August 7, 2025	E	2.62	29,580	33	8
June 27, 2014	June 27, 2024	E	2.62	76,334	85	21
August 5, 2013	August 5, 2023	C	1.07	74,768	39	33
November 16, 2012	November 16, 2022	C	1.07	186,916	96	82
Total				396,795		$157

The warrants issued on August 7, 2015 to purchase Series E preferred stock were subject to the conversion price of the underlying preferred stock. The warrants to purchase 29,580 shares of Series E preferred stock at $2.62 per share has been adjusted to purchase 56,569 shares of Series F preferred stock at $1.37 per share due to the dilutive issuance of the Series F preferred stock.

7. Stockholders’ (Deficit) Equity

Authorized Shares

The Company has authorized 186,894,620 shares of stock, of which 110,000,000 shares are designated as common stock and 76,894,620 shares are designated as Series A, B, C, D, E, and F preferred stock. All stock has a par value of $0.001.

Preferred Stock

A summary of the Company’s preferred stock as of December 31, 2016 and 2017, is as follows:

	2016
		Shares
	Shares	Issued and	Carrying
Series	Authorized	Outstanding	Value
A	5,375,507	5,375,507	$5,037
B	8,706,909	8,706,909	15,913
C	14,091,589	13,829,906	14,949
D	5,683,292	5,683,292	6,043
E	15,373,091	15,267,175	39,848
F	9,124,084	9,124,084	12,348
	58,354,472	57,986,873	$94,138

	2017
		Shares
	Shares	Issued and	Carrying
Series	Authorized	Outstanding	Value
A	5,375,507	5,375,507	$5,037
B	8,706,909	8,706,909	15,913
C	14,091,589	13,829,906	14,949
D	5,683,292	5,683,292	6,043
E	15,373,091	15,267,175	39,848
F	27,664,232	27,372,261	37,316
	76,894,620	76,235,050	$119,106

A summary of the Company’s convertible preferred stock terms is as follows:

	Liquidation	8%	Conversion
	Preference	Dividend	Price per
Series	per Share	per Share	Share
A	$1.00	$0.08	$6.65
B	1.84	0.15	9.91
C	1.07	0.09	7.12
D	1.07	0.09	7.12
E	2.62	0.21	15.16
F	1.37	0.11	9.11

The dividend per share on the convertible preferred stock is only payable when, as and if declared by the Board of Directors.

The Company has issued 5,375,507 shares of Preferred Stock, Series A, with an original issue price of $1.00 per share. Each share of Series A Preferred Stock may be converted into 0.1504 shares of common stock. The conversion price is subject to change for certain subdivisions, combinations of common stock, or other dilutive issuances of common stock. Each share of Series A Preferred Stock entitles the holder to vote on all matters submitted to holders of common stock, and each share of Series A Preferred Stock has the number of votes equal to the number of shares of common stock into which it may be converted.

The Company has issued 8,706,909 shares of Preferred Stock, Series B, with an original issue price of $1.84 per share. Each share of Series B Preferred Stock may be converted into 0.1855 shares of common stock. The conversion price is subject to change for certain subdivisions, combinations of common stock, or other dilutive issuances of common stock. Ownership of Series B Preferred Stock entitles the holder to vote on all matters submitted to holders of common stock. Each share of Series B Preferred Stock has the number of votes equal to the number of shares of common stock into which it may be converted.

The Company has issued 13,829,906 shares of Preferred Stock, Series C, with an original issue price of $1.07 per share. Each share of Series C Preferred Stock may be converted into 0.1504 shares of common stock. The conversion price is subject to change for certain subdivisions, combinations of common stock, or other dilutive issuances of common stock. Each share of Series C Preferred Stock entitles the holder to vote on all matters submitted to holders of common stock, and each share of Series C Preferred Stock has the number of votes equal to the number of shares of common stock into which it may be converted.

The Company has issued 5,683,292 shares of Preferred Stock, Series D, with an original issue price of $1.07 per share. Each share of Series D Preferred Stock may be converted into 0.1504 shares of common stock. The conversion price is subject to change for certain subdivisions, combinations of common stock, or other dilutive issuances of common stock. Each share of Series D Preferred Stock entitles the holder to vote on all matters submitted to holders of common stock, and each share of Series D Preferred Stock has the number of votes equal to the number of shares of common stock into which it may be converted.

In March 2014, the Company raised $39.8 million, net of stock issuance costs, through the issuance of 15,267,175 shares of Series E Preferred Stock, with an original issue price of $2.62 per share. Each share of Series E Preferred Stock  may be converted into 0.1728 shares of common stock. The conversion price is subject to change for certain subdivisions, combinations of common stock, or other dilutive issuances of common stock. Each share of Series E Preferred Stock entitles the holder to vote on all matters submitted to holders of common stock, and each share of Series E Preferred Stock has the number of votes equal to the number of shares of common stock into which it may be converted.

In October 2016, the Company raised $12.3 million, net of stock issuance costs, through the issuance of 9,124,084 shares of Series F Preferred Stock, with an original issue price of $1.37 per share (Tranche 1). In February 2017, the Company raised $25.0 million, net of stock issuance costs, through the issuance of 18,248,177 shares of Series F Preferred Stock, with an original issue price of $1.37 per share (Tranche 2). Each share of Series F Preferred Stock may be converted into 0.1504 shares of common stock. The conversion price is subject to change for certain subdivisions, combinations of common stock, or other dilutive issuances of common stock. Each share of Series F Preferred Stock entitles the holder to vote on all matters submitted to holders of common stock, and each share of Series F Preferred Stock has the number of votes equal to the number of shares of common stock into which it may be converted.

Upon a liquidation, dissolution, or winding up of the Company, the holders of the Series F Preferred Stock shall be entitled to receive prior and in preference to any distribution of any of the assets of the Company to holders of Series A Preferred, Series B Preferred, Series C Preferred, Series D Preferred, Series E Preferred and common stock. If, upon a liquidation, the assets to be distributed to the holders of the Series F Preferred are insufficient to permit the payment to such holders of the full amount payable, then the entire assets of the Company legally available for distribution shall be distributed pro rata to the holders of the Series F Preferred Stock in proportion to the full preferential amounts which each such holder would otherwise be entitled to receive.

Preferred Stock Warrants

In connection with certain convertible promissory notes issued by the Company during 2011 and 2012 and subsequently paid, the Company issued 278,506 five‑year warrants to purchase Series C preferred shares of stock at an exercise price of $1.07 per share. Based on the Black‑Scholes option pricing model, the value of each warrant was determined to be $0.34, for a total value of $94, and was fully expensed during the year ended December 31, 2012. As of December 31, 2015, the Company had a total of 258,880 outstanding warrants. In 2016, a total of 258,880 Series C preferred shares were issued upon exercise of the entire remaining warrants for proceeds of $277.

In connection with the execution of the Company’s original credit facility entered into during 2012, the Company issued 186,916 ten‑year warrants to purchase Series C preferred shares of stock at an exercise price of $1.07 per share. Based on the Black‑Scholes option pricing model, the value of each warrant was determined to be $0.515, for a total value of $96 at the date of issuance and was fully expensed during the year ended December 31, 2012.

In connection with the added borrowings drawn upon the Company’s original credit facility in 2013, the Company issued 74,768 ten‑year warrants to purchase Series C preferred shares of stock at an exercise price of $1.07 per share. Based on the Black‑Scholes option pricing model, the value of each warrant was determined to be $0.525, for a total value of $39 at the date of issuance and was fully expensed during the year ended December 31, 2013.

In connection with the execution of the Company’s amended credit facility completed in June 2014, the Company also issued 76,334 ten‑year warrants to purchase Series E preferred shares of stock at an exercise price of $2.62 per share. Based on the Black‑Scholes option pricing model, the value of each warrant was determined to be $1.11, for a total value of $85 at the date of issuance and was fully expensed during the year ended December 31, 2014.

In connection with the execution of the Company’s current credit facility completed in August 2015 (see Note 4), the Company issued 29,580 ten‑year warrants to purchase Series E preferred shares of stock at an exercise price of $2.62 per share. Based on the Black‑Scholes option pricing model, the value of each warrant was determined to be $1.13, for a total value of $33 at the date of issuance and was fully expensed during the year ended December 31, 2015.

In connection with the execution of the amendment to the Company’s current credit facility completed in February 2017 (see Note 4), the Company issued 29,197 ten‑year warrants to purchase Series F preferred shares of stock at an exercise price of $1.37 per share. Based on the Black‑Scholes option pricing model, the value of each warrant was determined to be $0.13, for a total value of $4 at the date of issuance and was fully expensed during the year ended December 31, 2017.

The preferred stock warrants issued in connection with the execution of the original credit facility and its subsequent amendments require re-measurement of the value of the preferred stock warrants each period, with changes in fair value recognized within other expenses on the statements of operations and comprehensive loss. The fair value of the preferred stock warrants was determined using the Black-Scholes option pricing model.

As of December 31, 2016 and 2017, the following preferred stock warrants issued under the Company’s original credit facility and subsequent amendments were outstanding and exercisable:

				Warrants		Fair
				Outstanding at		Value at
Dates			Exercise	December 31,	Initial	December 31,
Issuance	Expiration	Series	Price	2016	Value	2016
August 7, 2015	August 7, 2025	E	$2.62	29,580	$33	$4
June 27, 2014	June 27, 2024	E	2.62	76,334	85	10
August 5, 2013	August 5, 2023	C	1.07	74,768	39	11
November 16, 2012	November 16, 2022	C	1.07	186,916	96	28
				367,598		$53

				Warrants		Fair
				Outstanding at		Value at
Dates			Exercise	December 31,	Initial	December 31,
Issuance	Expiration	Series	Price	2017	Value	2017
February 24, 2017	February 24, 2027	F	$1.37	29,197	$4	$13
August 7, 2015	August 7, 2025	E	2.62	29,580	33	8
June 27, 2014	June 27, 2024	E	2.62	76,334	85	21
August 5, 2013	August 5, 2023	C	1.07	74,768	39	33
November 16, 2012	November 16, 2022	C	1.07	186,916	96	82
				396,795		$157

The warrants issued on August 7, 2015 to purchase Series E preferred stock are subject to the conversion price of the underlying preferred stock. The warrants to purchase 29,580 shares of Series E preferred stock at $2.62 per share has been adjusted to purchase 56,569 shares of Series F preferred stock at $1.37 per share due to the dilutive issuance of the Series F preferred stock.